Consolidated Statements of Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Remeasurement (gains) losses on policy liabilities	$ 298	$ 233